UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21616

RMR F.I.R.E FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR F.I.R.E. Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Hugh Carter
State Street Bank and Trust Company
  2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Thomas Reyes, Esq.
State Street Bank and Trust Company
 2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments.

RMR F.I.R.E. Fund

Portfolio of Investments  –  September 30, 2006 (unaudited)

Company	Shares	Value
Common Stocks – 86.9%
Financial Services – 26.8%
Banks – 7.4%
Farmers Capital Bank Corp.	3,035	$102,796
First Commonwealth Financial Corp.	28,000	364,840
First Horizon National Corp.	11,400	433,314
Firstmerit Corp.	12,800	296,576
FNB Corp.	28,500	474,810
National City Corp.	17,400	636,840
Trustco Bank Corp. NY	23,400	253,656
		2,562,832
Thrifts – 7.2%
Beverly Hills Bancorp, Inc.	58	473
Capitol Federal Financial	17,400	618,744
Flagstar Bancorp, Inc.	25,000	363,750
New York Community Bancorp, Inc.	82,200	1,346,436
Washington Mutual, Inc.	4,000	173,880
		2,503,283
Other Financial Services – 12.2%
American Capital Strategies, Ltd.	36,000	1,420,920
CharterMac	44,200	882,232
Fannie Mae	13,000	726,830
Friedman Billings Ramsey Group, Inc. *	54,000	433,620
MCG Capital Corp.	46,500	759,345
		4,222,947
Total Financial Services (Cost $10,744,396)		9,289,062
Real Estate – 57.6%
Apartments – 0.4%
Home Properties, Inc. *	300	17,148
United Dominion Realty Trust, Inc. *	4,000	120,800
		137,948
Diversified – 15.0%
Centracore Properties Trust *	9,600	304,800
Cousins Properties, Inc. *	6,900	236,049
Crescent Real Estate Equities Co. *	90,900	1,982,529
iStar Financial, Inc. *	17,000	708,900
Lexington Corporate Properties Trust *	42,000	889,560
Liberty Property Trust *	1,900	90,801
National Retail Properties, Inc. *	38,350	828,360
Newkirk Realty Trust, Inc. *	8,000	131,840
		5,172,839
Health Care – 8.7%
Health Care Property Investors, Inc. *	16,850	523,193
Health Care REIT, Inc. *	28,650	1,146,286
Healthcare Realty Trust, Inc. *	13,500	518,535
Nationwide Health Properties, Inc. *	26,400	705,936
OMEGA Healthcare Investors, Inc. *	2,000	30,020
Windrose Medical Properties Trust *	5,000	88,400
		3,012,370

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate – continued
Hospitality – 1.1%
Eagle Hospitality Properties Trust, Inc. *	36,500	$339,450
Hersha Hospitality Trust *	3,000	28,800
		368,250
Industrial – 4.9%
First Industrial Realty Trust, Inc. *	38,700	1,702,800
Manufactured Homes – 2.3%
Sun Communities, Inc. *	25,000	799,000
Mortgage – 5.0%
American Mortgage Acceptance Co. *	8,100	146,124
Crystal River Capital, Inc. *(a)	4,000	91,520
KKR Financial Corp. *	2,000	49,080
New Century Financial Corp. *	5,000	196,550
Newcastle Investment Corp. *	22,500	616,725
NovaStar Financial, Inc. *	22,000	642,180
		1,742,179
Office – 0.6%
American Financial Realty Trust *	5,000	55,800
Maguire Properties, Inc. *	4,000	162,960
		218,760
Retail – 11.6%
CBL & Associates Properties, Inc. *	13,000	544,830
Glimcher Realty Trust *	55,300	1,370,334
Heritage Property Investment Trust *	10,300	375,538
New Plan Excel Realty Trust *	40,650	1,099,582
Realty Income Corp. *	3,200	79,072
Taubman Centers, Inc. *	2,000	88,840
The Mills Corp. *	28,100	469,551
		4,027,747
Specialty – 8.0%
Alesco Financial Trust *(b)	150,000	1,650,000
Getty Realty Corp. *	4,000	117,120
Trustreet Properties, Inc. *	79,300	992,043
		2,759,163
Total Real Estate (Cost $19,986,991)		19,941,056
Other – 2.5%
Iowa Telecommunication Services, Inc.	42,500	841,075
Total Other (Cost $721,192)		841,075
Total Common Stocks (Cost $31,452,579)		30,071,193
Preferred Stocks – 63.8%
Real Estate – 60.9%
Apartments – 10.5%
Apartment Investment & Management Co., Series U *	32,500	824,525
Apartment Investment & Management Co., Series V *	27,700	705,796
Apartment Investment & Management Co., Series Y *	65,000	1,644,500
Home Properties, Inc., Series F *	18,800	480,058
		3,654,879

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – continued
Real Estate – continued
Diversified – 5.4%
Cousins Properties, Inc., Series B *	20,000	$508,400
Digital Realty Trust, Inc., Series A *	20,000	519,000
LBA Realty LLC, Series B *	45,000	840,150
		1,867,550
Health Care – 3.4%
Health Care REIT, Inc., Series F *	26,900	691,599
OMEGA Healthcare Investors Inc., Series D *	19,000	497,420
		1,189,019
Hospitality – 17.5%
Eagle Hospitality Properties Trust, Inc., Series A *	14,000	359,240
Entertainment Properties Trust, Series B *	40,000	996,800
Equity Inns, Inc., Series B *	50,000	1,305,000
FelCor Lodging Trust, Inc., Series C *	64,000	1,594,240
Host Marriott Corp., Series E *	10,000	264,700
LaSalle Hotel Properties, Series A *	36,000	922,320
Strategic Hotels & Resorts, Inc., Series B *	13,700	356,885
Winston Hotels, Inc., Series B *	10,900	273,699
		6,072,884
Manufactured Homes – 0.5%
Affordable Residential Communities, Series A *	6,900	164,048
Mortgage – 10.4%
HomeBanc Corp., Series A *	10,000	252,600
MFA Mortgage Investments, Inc., Series A *	13,800	339,894
New Century Financial Corp., Series A *	20,000	490,000
RAIT Investment Trust, Series B *	59,000	1,507,450
Thornburg Mortgage, Inc., Series C *	40,000	1,002,400
		3,592,344
Office – 2.4%
Alexandria Real Estate Equities, Inc., Series C *	31,600	827,920
Retail – 10.8%
CBL & Associates Properties, Inc., Series D *	10,000	252,000
Glimcher Realty Trust, Series F *	26,500	672,040
Glimcher Realty Trust, Series G *	41,000	1,028,690
Ramco-Gershenson Properties Trust, Series B *	36,000	963,540
Taubman Centers, Inc., Series G *	15,000	399,450
The Mills Corp., Series E *	9,500	197,030
The Mills Corp., Series G *	11,500	223,215
		3,735,965
Total Real Estate (Cost $21,602,672)		21,104,609
Financial Services – 2.9%
Corts-UNUM Provident Financial Trust	38,000	992,750
Total Financial Services (Cost $982,300)		992,750
Total Preferred Stocks (Cost $22,584,972)		22,097,359
Short-Term Investments – 0.1%
Other Investment Companies – 0.1%
SSgA Money Market Fund, 4.95% (c) (Cost $46,163)	46,163	46,163
Total Investments – 150.8% (Cost $54,083,714) (d)		52,214,715
Other assets less liabilities – 7.0%		2,413,265
Preferred Shares, at liquidation preference – (57.8)%		(20,000,000)
Net Assets applicable to common shareholders – 100%		$34,627,980

See notes to portfolio of investments.

Notes to Portfolio of Investments

*	Real estate investment trust, or REIT.
(a)	Non-income producing security as first dividend paid subsequent to September 30, 2006.
(b)

144A securities. Securities restricted for resale to Qualified Institutional Buyers. On October 6, 2006, Alesco Financial Trust merged with Sunset Financial Resources to form Alesco Financial, Inc and the security ceased to be a restricted 144A security.

(c)	Rate reflects 7 day yield as of September 30, 2006.
(d)

Although subject to adjustments to the extent 2006 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2006, are as follows:

Cost	$54,083,714

Gross unrealized appreciation	$1,804,349
Gross unrealized depreciation	(3,673,348)
Net unrealized depreciation	$(1,868,999)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2005, and six months ended June 30, 2006, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 16, 2006